Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Revenue:
Gross revenue	$ 445,598	$ 374,965	$ 1,334,283	$ 1,097,640
Reimbursable expenses	(105,788)	(89,463)	(343,465)	(282,798)
Net revenue	339,810	285,502	990,818	814,842
Costs and expenses:
Direct costs	213,666	183,332	630,258	525,743
Selling, general and administrative expense	81,408	70,690	234,520	207,615
Depreciation and amortization	11,575	10,601	34,551	32,233
Restructuring and other items			9,033	5,636
Total costs and expenses	306,649	264,623	908,362	771,227
Income from operations	33,161	20,879	82,456	43,615
Interest income	223	243	678	936
Interest expense	(279)	(495)	(1,019)	(1,454)
Income before provision for income taxes	33,105	20,627	82,115	43,097
Provision for income taxes	(5,297)	(2,889)	(12,783)	(8,424)
Net income	$ 27,808	$ 17,738	$ 69,332	$ 34,673
Net income per Ordinary Share:
Basic	$ 0.46	$ 0.30	$ 1.14	$ 0.58
Diluted	$ 0.45	$ 0.29	$ 1.12	$ 0.57
Weighted average number of Ordinary Shares outstanding:
Basic	61,069,260	59,754,010	60,732,605	59,939,570
Diluted	62,473,645	60,366,137	61,977,026	60,391,199